COST OF REVENUE	6 Months Ended
Jun. 30, 2025
COST OF REVENUE
COST OF REVENUE

11.COST OF REVENUE

Cost of revenue consists of the following:

	For the six months ended June 30,
	2024	2025
Cost of mining services - energy and hosting costs	—	223,719,042
Cost of mining services - depreciation	—	43,194,326
Others	—	1,728,943
	—	268,642,311